FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Financial instruments
Percentage of currency stronger against the NIS	5.00%	5.00%	5.00%
Additional expense that would have been recognized	$ 56,000	$ 78,000	$ 12,000
Financial assets at fair value through profit or loss	16,587,000	12,313,000
Fair value adjustments recognized in profit or loss	$ 5,687,000	$ 1,152,000	888,000
Maximum
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits	1 year
Portfolio invested in a single bond issuer (as a percent)	10.00%
Period for non-derivative financial liabilities | item	1	1
Derivative financial instruments.
Financial instruments
Derivative liabilities- balance at beginning of the year	$ 6,155,000
Derivative liabilities- balance at the end of the year	448,000	$ 6,155,000
At fair value
Financial instruments
Financial assets at fair value through profit or loss	16,587,000	12,313,000
Level 1 | At fair value
Financial instruments
Financial assets at fair value through profit or loss	16,587,000	12,313,000
Level 3 | Derivative financial instruments.
Financial instruments
Derivative liabilities- balance at beginning of the year	6,155,000	1,237,000
Proceeds received during the reported year		6,070,000
Exercise of derivative into shares	(20,000)
Fair value adjustments recognized in profit or loss	(5,687,000)	(1,152,000)
Derivative liabilities- balance at the end of the year	$ 448,000	$ 6,155,000	$ 1,237,000